Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 619,324	$ 679,914
Apidos CLO XXXI
Series 2019-31A, Class BR,
3-Month LIBOR + 1.55%, 1.68% (B), 04/15/2031 (A)	2,500,000	2,501,437
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	256,408	257,437
Battalion CLO Ltd.
Series 2021-21A, Class A,
3-Month LIBOR + 1.18%, 1.31% (B), 07/15/2034 (A)	2,880,000	2,881,123
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	159,303	163,194
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	672,538	673,487
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	1,543,982	1,546,787
Capital Automotive
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A) (C)	4,120,000	4,118,975
CARS-DB4, LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,129,309	1,166,473
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,998,731	6,175,574
CIFC Funding Ltd.
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.63% (B), 04/15/2030 (A)	7,030,000	7,009,887
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,692
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	5,727,000	5,842,940
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	3,375,000	3,396,330
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	1,193,716	1,230,931
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,851,887
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.66%, 0.75% (B), 01/25/2036	1,125,939	648,783
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	814,936	850,515
HIN Timeshare Trust
Series 2020-A, Class A,
1.39%, 10/09/2039 (A)	2,481,105	2,511,851

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	$ 468,838	$ 494,924
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,349,262	1,553,526
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.70%, 0.79% (B), 12/25/2035	1,058,937	1,143,245
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 1.13% (B), 04/15/2029 (A)	6,662,363	6,662,923
Mountain View CLO Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.58% (B), 10/15/2026 (A)	2,000,000	2,000,592
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,107,237	1,120,943
Series 2021-1WA, Class C,
1.94%, 01/22/2041 (A)	3,158,434	3,174,652
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	1,903,182	1,965,585
NADG NNN Operating, LP
Series 2019-1, Class A,
3.37%, 12/28/2049 (A)	5,406,854	5,575,452
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	10,800,000	10,825,917
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,404,778
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,409,737
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	25,800,000	25,875,852
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,205,441
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (A)	6,216,000	6,221,894
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	180,000	180,381
Series 2020-T3, Class CT3,
1.81%, 10/15/2052 (A)	900,000	902,414
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	720,000	721,216
Octagon Investment Partners Ltd.
Series 2021-1A, Class A1,
3-Month LIBOR + 1.12%, 1.25% (B), 07/15/2034 (A)	2,750,000	2,751,716
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	10,116,000	10,097,231
Series 2020-T1, Class BT1,
1.77%, 08/15/2052 (A)	1,426,000	1,437,110
Series 2020-T1, Class CT1,
2.32%, 08/15/2052 (A)	591,000	595,856
Series 2020-T1, Class DT1,
3.06%, 08/15/2052 (A)	1,386,000	1,399,883

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	$ 324,410	$ 328,270
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	653,288	668,385
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	496,832	514,894
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	496,830	513,437
OZLM Funding IV Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.84% (B), 10/22/2030 (A)	3,750,000	3,727,567
Pikes Peak CLO 4
Series 2019-4A, Class AR,
3-Month LIBOR + 1.20%, 0.00% (B), 07/15/2034 (A) (C)	4,395,000	4,395,914
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	841,924	879,668
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	905,466	933,211
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	649,764	671,532
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	894,555	917,182
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	907,628	930,329
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	457,041	460,747
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	2,219,464	2,261,537
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	4,822,922	4,855,762
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	2,846,581	2,874,754
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	249,108	249,021
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.32%, 0.41% (B), 11/25/2036	210,111	209,704
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	4,754,000	4,773,252
Series 2020-T1, Class CT1,
1.82%, 11/15/2052 (A)	982,000	985,973
Series 2020-T1, Class DT1,
2.37%, 11/15/2052 (A)	540,000	542,191
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,041,406	1,094,003
STORE Master Funding I-VII & XIV
Series 2019-1, Class A3,
3.32%, 11/20/2049 (A)	1,133,475	1,195,419
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	753,089	772,540
Sunnova Helios II Issuer LLC
Series 2021-A, Class A,
1.80%, 02/20/2048 (A)	2,660,528	2,662,392

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO III Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.48% (B), 04/20/2028 (A)	$ 1,250,000	$ 1,249,997
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	171,235	172,620
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	380,666	383,604
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	1,097,048	1,113,459
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	646,117	658,205
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	3,482,573	3,580,426
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	3,314,095	3,386,942
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	2,956,943	3,061,487
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	5,730,991	6,044,813
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	4,354,943	4,525,039
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	1,898,450	1,934,792
Series 2019-1, Class A1,
3.72% (B), 03/25/2058 (A)	7,984,639	8,417,846
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	11,366,048	11,523,215
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	8,090,000	8,117,781
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	6,085,000	6,138,984
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	3,100,000	3,142,408
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	568,216	597,830
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,203,498	1,253,432
Wellfleet CLO Ltd.
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 1.71% (B), 10/20/2028 (A)	4,975,000	4,935,747
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.75% (B), 10/20/2029 (A)	4,000,000	3,990,932

Total Asset-Backed Securities (Cost $244,958,294)		247,882,728

CORPORATE DEBT SECURITIES - 51.3%
Aerospace & Defense - 0.9%
BAE Systems PLC
3.40%, 04/15/2030 (A)	1,460,000	1,611,648
Boeing Co.
5.15%, 05/01/2030	3,195,000	3,810,228
5.93%, 05/01/2060	3,432,000	4,743,222
Embraer Finance BV
6.95%, 01/17/2028 (A)	2,343,000	2,642,927

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	$ 1,597,000	$ 1,716,937
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	806,606

		15,331,568

Airlines - 1.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,479,099	2,548,641
3.70%, 04/01/2028	1,223,790	1,244,699
4.00%, 01/15/2027	1,713,701	1,646,242
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	30,632	31,008
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,751,974
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,086,000	2,331,105
JetBlue Pass-Through Trust
2.75%, 11/15/2033	2,674,374	2,742,532
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (D)	1,500,000	1,530,000
United Airlines Pass-Through Trust
2.70%, 11/01/2033	1,010,122	1,018,827
3.75%, 03/03/2028	1,425,779	1,520,106
4.15%, 02/25/2033	2,022,196	2,194,298
US Airways Pass-Through Trust
3.95%, 05/15/2027	239,946	242,380

		18,801,812

Auto Components - 0.3%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	2,977,000	3,148,178
Weichai International Hong Kong Energy Group Co. Ltd.
Fixed until 09/14/2022 (E), 3.75% (B) (F)	1,600,000	1,615,995

		4,764,173

Automobiles - 0.4%
Ford Motor Co.
8.50%, 04/21/2023	2,053,000	2,279,302
9.00%, 04/22/2025	1,203,000	1,480,833
General Motors Co.
6.25%, 10/02/2043	2,723,000	3,789,478

		7,549,613

Banks - 6.9%
Banco Santander SA
2.75%, 05/28/2025 - 12/03/2030	8,400,000	8,690,208
Bank of America Corp.
Fixed until 04/22/2031, 2.69% (B), 04/22/2032	5,170,000	5,397,179
Fixed until 10/24/2050, 2.83% (B), 10/24/2051	5,282,000	5,182,469
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	5,043,000	5,539,679
4.18%, 11/25/2027	4,874,000	5,488,687
Barclays PLC
5.20%, 05/12/2026	2,704,000	3,111,844
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	5,376,026
6.75%, 09/30/2022 (A)	1,500,000	1,588,500
BNP Paribas SA
Fixed until 03/14/2022 (E), 6.75% (A) (B)	2,429,000	2,501,870

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
4.50%, 03/15/2025 (A)	$ 4,654,000	$ 5,162,587
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	7,825,000	8,617,201
Fixed until 12/10/2025 (E), 4.00% (B)	3,111,000	3,214,596
Fixed until 09/12/2024 (E), 5.00% (B)	1,412,000	1,484,930
Commerzbank AG
8.13%, 09/19/2023 (A)	2,891,000	3,281,747
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,384,675
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,207,652
HBOS PLC
6.00%, 11/01/2033 (A)	2,974,000	4,037,236
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (A)	1,039,000	1,068,540
5.02%, 06/26/2024 (A)	595,000	645,527
5.71%, 01/15/2026 (A)	2,487,000	2,807,288
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	3,357,000	3,568,367
Fixed until 02/01/2025 (E), 4.60% (B)	5,533,000	5,726,655
Lloyds Banking Group PLC
Fixed until 06/27/2026 (E), 6.75% (B)	2,567,000	2,952,050
Macquarie Bank Ltd.
3.62%, 06/03/2030 (A)	5,304,000	5,676,286
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	2,701,000	2,721,976
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	2,850,000	2,870,391
Truist Financial Corp.
Fixed until 09/01/2025 (E), 4.95% (B)	5,369,000	5,865,633
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	5,335,000	5,436,307
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	2,050,299
6.57%, 01/14/2022 (A)	2,283,000	2,341,354
Wells Fargo & Co.
Fixed until 03/15/2026 (E), 3.90% (B)	3,903,000	4,051,860
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	638,425

		123,688,044

Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,089,000	1,329,282
4.75%, 01/23/2029	6,605,000	7,938,262
Constellation Brands, Inc.
2.65%, 11/07/2022	3,241,000	3,333,260
3.15%, 08/01/2029	1,344,000	1,453,031
3.70%, 12/06/2026	3,681,000	4,102,823
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,160,000	5,160,000

		23,316,658

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,682,000	1,833,527
3.25%, 10/01/2022	1,758,000	1,805,361
4.05%, 11/21/2039	1,711,000	2,014,489

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
Amgen, Inc.
2.20%, 02/21/2027	$ 2,344,000	$ 2,464,984
Biogen, Inc.
2.25%, 05/01/2030	1,496,000	1,522,778

		9,641,139

Building Products - 0.7%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 09/01/2025 (A)	830,000	879,800
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	913,761
Carlisle Cos., Inc.
3.75%, 12/01/2027	2,784,000	3,123,163
Carrier Global Corp.
2.72%, 02/15/2030	2,936,000	3,106,794
Masco Corp.
2.00%, 02/15/2031	944,000	934,090
Owens Corning
7.00%, 12/01/2036	1,380,000	2,030,692
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,179,000	2,112,867

		13,101,167

Capital Markets - 2.2%
Charles Schwab Corp.
Fixed until 12/01/2027 (E), 5.00% (B) (D)	3,340,000	3,528,043
Credit Suisse Group AG
Fixed until 08/21/2026 (E), 6.38% (A) (B)	7,047,000	7,829,217
Deutsche Bank AG
Fixed until 01/14/2031, 3.73% (B), 01/14/2032	3,023,000	3,114,108
Goldman Sachs Group, Inc.
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	4,906,000	5,523,384
Lazard Group LLC
4.50%, 09/19/2028	2,336,000	2,717,867
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,175,000	3,222,625
Morgan Stanley
Fixed until 01/22/2030, 2.70% (B), 01/22/2031	4,449,000	4,685,056
4.00%, 07/23/2025	7,528,000	8,378,586
UBS Group AG
Fixed until 08/10/2021 (E), 7.13% (B) (F)	1,055,000	1,056,013

		40,054,899

Chemicals - 0.5%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,647,000	2,705,403
Mosaic Co.
4.05%, 11/15/2027	800,000	906,987
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,950,500
Nutrien Ltd.
4.20%, 04/01/2029	2,514,000	2,919,505

		9,482,395

Commercial Services & Supplies - 0.7%
ADT Security Corp.
4.13%, 08/01/2029 (A)	2,728,000	2,747,287
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,471,732
5.25%, 08/01/2026 (A)	2,308,000	2,400,320

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Stericycle, Inc.
3.88%, 01/15/2029 (A)	$ 1,868,000	$ 1,893,685
5.38%, 07/15/2024 (A)	3,987,000	4,097,440

		12,610,464

Communications Equipment - 0.6%
CommScope, Inc.
5.50%, 03/01/2024 (A)	8,632,000	8,878,789
Nokia OYJ
3.38%, 06/12/2022	2,050,000	2,095,305

		10,974,094

Construction & Engineering - 0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 (A) (C)	1,474,000	1,478,083
6.75%, 08/01/2025 (A)	990,000	1,023,413
9.88%, 04/01/2027 (A)	2,000,000	2,225,000
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
5.00%, 06/15/2029 (A)	2,156,000	2,194,808
IHS Netherlands Holdco BV
7.13%, 03/18/2025 (A)	1,565,000	1,619,775
8.00%, 09/18/2027 (A)	1,975,000	2,113,250
Quanta Services, Inc.
2.90%, 10/01/2030	2,043,000	2,144,505

		12,798,834

Construction Materials - 0.5%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A) (D)	2,580,000	2,846,581
Holcim Finance US LLC
3.50%, 09/22/2026 (A)	2,427,000	2,659,458
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	2,925,000	3,021,418

		8,527,457

Consumer Finance - 1.3%
Ally Financial, Inc.
8.00%, 11/01/2031	3,848,000	5,590,515
Altice Financing SA
7.50%, 05/15/2026 (A)	2,750,000	2,861,183
BMW US Capital LLC
2.80%, 04/11/2026 (A)	3,400,000	3,642,935
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,705,000	4,911,990
Navient Corp.
6.50%, 06/15/2022	4,385,000	4,574,432
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,089,000	2,097,293

		23,678,348

Containers & Packaging - 0.8%
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	5,810,000	5,846,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
4.00%, 10/15/2027 (A)	6,000,000	5,992,500
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,737,302

		14,576,115

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	$ 4,183,000	$ 4,476,180
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,937,431
2.88%, 01/20/2022 (A)	3,033,000	3,058,242
3.50%, 11/01/2027 (A)	1,507,000	1,599,435
5.50%, 12/15/2024 (A)	6,418,000	7,271,406
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	1,549,000	1,575,340
3.85%, 06/15/2025 (A)	3,784,000	4,100,871
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	5,701,482
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	6,098,000	5,991,285
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,851,630
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	3,940,000	4,208,923

		44,772,225

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3.40%, 05/15/2025	504,000	549,740
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	4,475,000	4,738,890
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	4,440,000	4,614,581
5.80%, 03/15/2022	3,035,000	3,114,168
7.50%, 04/01/2024	1,750,000	1,968,260
Verizon Communications, Inc.
1.68%, 10/30/2030	1,973,000	1,905,847
1.75%, 01/20/2031 (D)	4,770,000	4,624,467
4.13%, 03/16/2027	2,134,000	2,442,947

		23,958,900

Electric Utilities - 1.1%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,178,000	5,601,017
EDP Finance BV
3.63%, 07/15/2024 (A)	8,196,000	8,827,644
NRG Energy, Inc.
3.38%, 02/15/2029 (A) (D)	598,000	595,010
3.63%, 02/15/2031 (A)	854,000	860,405
7.25%, 05/15/2026	1,616,000	1,680,963
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,323,000	2,189,126

		19,754,165

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.
2.80%, 02/15/2030	3,542,000	3,791,214
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,657,000	1,682,142
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,920,000	4,596,025
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	211,575
4.38%, 02/15/2030 (A)	1,498,000	1,602,860

		11,883,816

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A) (D)	$ 1,793,000	$ 1,954,370
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,950,721

		3,905,091

Equity Real Estate Investment Trusts - 2.5%
American Homes 4 Rent, LP
3.38%, 07/15/2051	630,000	651,084
CBL & Associates, LP
5.25%, 12/01/2023 (G)	997,000	563,305
Corporate Office Properties, LP
2.25%, 03/15/2026	1,251,000	1,294,107
2.75%, 04/15/2031	670,000	685,198
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	3,120,000	3,292,474
EPR Properties
3.75%, 08/15/2029	2,420,000	2,454,902
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,830,000	1,854,485
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	1,525,000	1,644,975
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,750,000	3,918,750
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,250,915
5.50%, 02/15/2026	3,496,000	3,653,320
Life Storage, LP
2.20%, 10/15/2030	800,000	805,820
4.00%, 06/15/2029	1,053,000	1,204,689
National Retail Properties, Inc.
2.50%, 04/15/2030	2,457,000	2,542,627
SBA Tower Trust
1.63%, 05/15/2051 (A)	880,000	890,520
2.84%, 01/15/2050 (A)	6,883,000	7,179,072
3.45%, 03/15/2048 (A)	995,000	1,013,352
Simon Property Group, LP
2.20%, 02/01/2031	2,546,000	2,556,370
Vornado Realty, LP
2.15%, 06/01/2026	2,527,000	2,587,115
Weyerhaeuser Co.
4.00%, 04/15/2030	2,433,000	2,791,547
WP Carey, Inc.
2.40%, 02/01/2031	1,081,000	1,102,890

		44,937,517

Food & Staples Retailing - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	4,817,000	4,694,762
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	4,360,000	4,612,880
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,972,430
Sysco Corp.
5.95%, 04/01/2030 (H)	2,267,000	2,936,640

		15,216,712

Food Products - 0.4%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,035,000	2,071,123
Campbell Soup Co.
2.38%, 04/24/2030 (D)	2,285,000	2,335,264

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	$ 680,000	$ 692,750
5.63%, 01/15/2028 (A)	2,000,000	2,105,000

		7,204,137

Health Care Equipment & Supplies - 0.7%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,053,000	2,186,508
Boston Scientific Corp.
4.70%, 03/01/2049	1,604,000	2,101,596
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,535,000	3,839,342
Smith & Nephew PLC
2.03%, 10/14/2030 (D)	2,706,000	2,681,901
Stryker Corp.
1.95%, 06/15/2030	2,312,000	2,332,379

		13,141,726

Health Care Providers & Services - 2.1%
Anthem, Inc.
2.25%, 05/15/2030	2,121,000	2,177,332
Centene Corp.
3.00%, 10/15/2030	2,115,000	2,197,781
3.38%, 02/15/2030	4,806,000	5,014,004
4.25%, 12/15/2027	1,047,000	1,104,585
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	777,287
Cigna Corp.
2.40%, 03/15/2030	2,085,000	2,164,442
CVS Health Corp.
4.78%, 03/25/2038	6,189,000	7,753,584
HCA, Inc.
4.13%, 06/15/2029	3,725,000	4,247,880
5.25%, 04/15/2025	3,025,000	3,470,604
7.50%, 11/06/2033	1,031,000	1,457,576
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,730,000	1,810,012
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,067,000	2,411,205
Tenet Healthcare Corp.
5.13%, 11/01/2027 (A)	2,400,000	2,514,000

		37,100,292

Hotels, Restaurants & Leisure - 2.0%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	879,776
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	1,030,219
Carnival Corp.
11.50%, 04/01/2023 (A)	748,000	843,370
Expedia Group, Inc.
2.95%, 03/15/2031	846,000	867,499
3.80%, 02/15/2028	1,761,000	1,928,813
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,567,009
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,099,000	3,132,345
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	3,115,300
Marriott International, Inc.
5.75%, 05/01/2025	2,772,000	3,198,127
MGM Resorts International
4.75%, 10/15/2028	1,627,000	1,712,417
5.75%, 06/15/2025	3,379,000	3,676,791
NCL Corp. Ltd.
3.63%, 12/15/2024 (A)	3,416,000	3,249,470

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	$ 1,364,000	$ 1,390,871
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	753,173
7.25%, 11/15/2029 (A)	796,000	892,618
8.25%, 03/15/2026 (A)	3,200,000	3,396,032
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	4,525,000	4,298,750

		36,932,580

Household Durables - 0.3%
Century Communities, Inc.
6.75%, 06/01/2027	1,319,000	1,400,765
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,519,345
KB Home
7.63%, 05/15/2023	795,000	854,625

		4,774,735

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	4,345,687
5.25%, 06/01/2026 (A)	838,000	862,185

		5,207,872

Industrial Conglomerates - 0.3%
General Electric Co.
3-Month LIBOR + 3.33%, 3.45% (B), 09/15/2021 (E)	1,442,000	1,411,357
5.55%, 01/05/2026	2,590,000	3,086,533

		4,497,890

Insurance - 2.0%
American International Group, Inc.
4.20%, 04/01/2028	2,544,000	2,942,024
4.25%, 03/15/2029	2,031,000	2,360,493
AXA SA
Fixed until 12/14/2036 (E), 6.38% (A) (B)	3,982,000	5,564,845
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031 (A)	5,700,000	6,075,578
Global Atlantic Finance Co.
3.13%, 06/15/2031 (A)	5,497,000	5,624,292
Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	5,907,000	5,992,199
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050 (D)	1,788,000	1,887,970
Reinsurance Group of America, Inc.
3-Month LIBOR + 2.67%, 2.78% (B), 12/15/2065	6,275,000	6,089,548

		36,536,949

Interactive Media & Services - 0.4%
Alphabet, Inc.
1.10%, 08/15/2030 (D)	2,915,000	2,791,660
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,647,564
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,790,506

		7,229,730

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.3%
Fiserv, Inc.
3.50%, 07/01/2029	$ 1,443,000	$ 1,610,260
Gartner, Inc.
4.50%, 07/01/2028 (A)	413,000	436,747
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	3,084,000	2,968,350

		5,015,357

Leisure Products - 0.0% (I)
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	394,650

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	846,000	868,207
4.00%, 03/15/2031 (A)	846,000	890,077

		1,758,284

Machinery - 0.0% (I)
Meritor, Inc.
4.50%, 12/15/2028 (A)	266,000	272,304

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,777,966	3,011,648

Media - 1.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	4,520,000	5,476,293
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,392,000	1,442,947
Comcast Corp.
4.15%, 10/15/2028	3,261,000	3,789,799
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	2,478,049
4.63%, 12/01/2030 (A)	1,217,000	1,198,745
6.75%, 11/15/2021	1,315,000	1,334,725
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	603,200
6.63%, 08/15/2027 (A)	690,000	273,413
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.88%, 08/15/2027 (A) (C)	1,031,000	1,064,508
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,561,875
5.88%, 07/15/2022	7,490,000	7,752,150
Gray Television, Inc.
4.75%, 10/15/2030 (A)	3,090,000	3,063,302
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	725,000	779,600
ViacomCBS, Inc.
4.20%, 05/19/2032 (D)	1,611,000	1,882,561

		32,701,167

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	5,502,000	5,702,273
Novelis Corp.
3.25%, 11/15/2026 (A) (C)	236,000	239,540
3.88%, 08/15/2031 (A) (C)	236,000	238,417

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Teck Resources Ltd.
6.25%, 07/15/2041	$ 3,073,000	$ 4,133,546

		10,313,776

Multi-Utilities - 0.3%
Black Hills Corp.
3.15%, 01/15/2027	1,874,000	2,018,450
4.25%, 11/30/2023	2,854,000	3,064,567

		5,083,017

Oil, Gas & Consumable Fuels - 4.0%
Antero Midstream Partners, LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,175,000	1,206,655
7.88%, 05/15/2026 (A)	2,739,000	3,033,360
Boardwalk Pipelines, LP
3.40%, 02/15/2031	1,514,000	1,629,888
Cheniere Energy Partners, LP
4.00%, 03/01/2031 (A)	4,568,000	4,832,030
4.50%, 10/01/2029	1,735,000	1,871,631
Chevron USA, Inc.
3.25%, 10/15/2029	2,562,000	2,857,694
Citgo Holding, Inc.
9.25%, 08/01/2024 (A)	700,000	698,250
Energy Transfer, LP
6.00%, 06/15/2048	5,423,000	6,893,932
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	1,012,875
EQM Midstream Partners, LP
6.50%, 07/15/2048	2,310,000	2,537,900
Exxon Mobil Corp.
3.04%, 03/01/2026	3,584,000	3,906,430
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,049,720
Marathon Petroleum Corp.
4.50%, 05/01/2023	3,182,000	3,384,968
NuStar Logistics, LP
5.63%, 04/28/2027	2,000,000	2,145,620
5.75%, 10/01/2025	950,000	1,035,500
6.00%, 06/01/2026	350,000	378,000
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	929,994
5.55%, 03/15/2026	5,870,000	6,425,243
ONEOK Partners, LP
4.90%, 03/15/2025	1,134,000	1,271,022
Petroleos Mexicanos
6.50%, 01/23/2029	4,757,000	4,937,290
6.84%, 01/23/2030	3,538,000	3,692,222
6.88%, 10/16/2025 (A)	2,440,000	2,689,100
7.69%, 01/23/2050	1,593,000	1,548,396
Pioneer Natural Resources Co.
2.15%, 01/15/2031	3,530,000	3,482,342
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,710,000	1,832,758
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	3,503,000	3,576,057
Saudi Arabian Oil Co.
1.25%, 11/24/2023 (A)	647,000	653,374
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (A)	1,723,000	1,781,082

		71,293,333

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (D)	$ 1,560,000	$ 1,881,750

Pharmaceuticals - 1.1%
Astrazeneca Finance LLC
1.20%, 05/28/2026	3,897,000	3,929,822
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	910,587
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	3,503,694
6.13%, 04/15/2025 (A)	1,938,000	1,977,971
6.25%, 02/15/2029 (A)	520,000	517,369
7.00%, 01/15/2028 (A)	617,000	647,850
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,041,000	2,364,295
Royalty Pharma PLC
2.20%, 09/02/2030 (A)	2,746,000	2,730,136
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,170,000	1,421,216
Viatris, Inc.
2.30%, 06/22/2027 (A)	1,187,000	1,220,721
Zoetis, Inc.
2.00%, 05/15/2030	1,486,000	1,504,149

		20,727,810

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,680,000	1,772,670

Road & Rail - 0.6%
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (A)	3,369,000	3,706,669
5.50%, 01/15/2026 (A)	4,641,000	5,296,123
CSX Corp.
3.80%, 04/15/2050	1,687,000	1,993,726

		10,996,518

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,219,000	1,228,448
KLA Corp.
4.10%, 03/15/2029	2,500,000	2,908,108
Lam Research Corp.
3.75%, 03/15/2026	1,658,000	1,858,154
Microchip Technology, Inc.
0.98%, 09/01/2024 (A)	2,433,000	2,429,472
Micron Technology, Inc.
4.64%, 02/06/2024	2,335,000	2,543,609
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	4,503,000	4,976,672
QUALCOMM, Inc.
3.25%, 05/20/2027	1,698,000	1,876,801
3.25%, 05/20/2050 (D)	1,428,000	1,561,266
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,359,000	1,383,519
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	6,595,000	6,267,822
Xilinx, Inc.
2.38%, 06/01/2030	2,274,000	2,340,933

		29,374,804

Software - 0.3%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	591,745

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Infor, Inc.
1.75%, 07/15/2025 (A)	$ 2,364,000	$ 2,426,684
Intuit, Inc.
1.35%, 07/15/2027	1,657,000	1,673,413
VMware, Inc.
1.80%, 08/15/2028 (C)	1,254,000	1,257,561

		5,949,403

Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.
2.85%, 02/23/2023	1,092,000	1,131,520
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	4,652,000	5,599,147
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	1,938,000	2,092,262
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	715,850
5.13%, 04/15/2029 (A)	1,572,000	1,636,200
5.25%, 10/01/2030 (A)	2,183,000	2,297,608
8.13%, 04/15/2025 (A)	277,000	300,891
Seagate HDD Cayman
4.13%, 01/15/2031 (A)	402,000	420,593
Western Digital Corp.
4.75%, 02/15/2026 (D)	6,235,000	6,920,850

		21,114,921

Tobacco - 0.8%
Altria Group, Inc.
2.45%, 02/04/2032	3,220,000	3,165,274
BAT Capital Corp.
2.26%, 03/25/2028	5,410,000	5,442,005
4.76%, 09/06/2049	2,713,000	2,995,324
4.91%, 04/02/2030	1,903,000	2,211,142
Reynolds American, Inc.
7.25%, 06/15/2037	439,000	603,194

		14,416,939

Trading Companies & Distributors - 0.1%
Air Lease Corp.
2.30%, 02/01/2025 (D)	1,121,000	1,164,961

Transportation Infrastructure - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031 (A)	5,315,000	5,339,927

Wireless Telecommunication Services - 0.9%
Crown Castle Towers LLC
3.72%, 07/15/2043 (A)	371,000	383,250
Sprint Corp.
7.88%, 09/15/2023	7,245,000	8,198,152
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,000,000	2,097,614
3.88%, 04/15/2030	2,439,000	2,753,851
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,553,425

		15,986,292

Total Corporate Debt Securities (Cost $881,788,351)		924,520,648

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	1,300,000	1,412,983

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (A)	$ 782,000	$ 811,333
5.50%, 01/27/2025 (F)	1,122,000	1,220,747

		2,032,080

Ecuador - 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030 (A)	119,808	66,195
0.50% (J), 07/31/2040 (A)	435,840	268,046
1.00% (J), 07/31/2035 (A)	950,976	658,560
5.00% (J), 07/31/2030 (A)	362,880	316,617

		1,309,418

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	2,780,000	3,180,153

Mongolia - 0.0% (I)
Mongolia Government International Bond
5.63%, 05/01/2023 (A) (H)	253,000	265,650

Qatar - 0.1%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,657,000	2,813,673

Saudi Arabia - 0.0% (I)
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	560,000	562,459

Uzbekistan - 0.2%
Republic of Uzbekistan International Bond
3.90%, 10/19/2031 (A) (D)	3,049,000	3,036,042

Total Foreign Government Obligations (Cost $14,102,451)		14,612,458

LOAN ASSIGNMENTS - 0.8%
Commercial Services & Supplies - 0.6%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 4.75% (B), 03/01/2028	10,548,563	10,535,377

Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.34% (B), 05/01/2025	2,846,435	2,812,277
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 05/01/2025	321,908	321,103

		3,133,380

Media - 0.0% (I)
AVSC Holding Corp.
Term Loan B1,
3-Month LIBOR + 3.25%, 4.25% (B), 03/03/2025 (C)	272,477	243,186

Total Loan Assignments (Cost $13,867,487)		13,911,943

MORTGAGE-BACKED SECURITIES - 15.5%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,400,000	2,400,540

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D,
1-Month LIBOR + 1.54%, 1.63% (B), 09/15/2034 (A)	$ 3,000,000	$ 2,996,403
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.21% (B), 09/15/2034 (A)	4,630,000	4,595,081
AFN LLC
Series 2019-1A, Class A1,
3.78%, 05/20/2049 (A)	8,254,447	8,771,242
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 0.30% (B), 05/25/2035	591,345	573,651
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 0.31% (B), 05/25/2035	1,066,766	989,230
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 0.73% (B), 03/25/2036	1,153,494	1,043,846
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 0.21% (B), 03/25/2047	396,976	379,939
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.19% (B), 04/15/2035 (A)	3,988,000	3,973,058
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.89% (B), 09/15/2032 (A)	5,000,000	4,993,722
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	5,140,544
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	3,809,017
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 0.27% (B), 04/25/2037	242,568	226,789
BB-UBS Trust
Series 2012-TFT, Class C,
3.56% (B), 06/05/2030 (A)	2,345,000	1,899,414
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.29% (B), 08/15/2036 (A)	2,339,000	2,340,425
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.79% (B), 08/15/2036 (A)	2,130,000	2,131,298
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 2.59% (B), 08/15/2036 (A)	1,890,000	1,891,154
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.21% (B), 03/15/2037 (A)	7,065,000	6,932,636
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.53% (B), 03/15/2037 (A)	2,570,000	2,488,662
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,300,000	1,324,640

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 1.99% (B), 07/15/2035 (A)	$ 4,065,000	$ 4,066,200
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.54% (B), 10/15/2036 (A)	5,750,765	5,765,200
Series 2020-VKNG, Class D,
1-Month LIBOR + 1.70%, 1.79% (B), 10/15/2037 (A)	4,300,000	4,299,997
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.31% (B), 05/15/2035 (A)	1,900,000	1,901,742
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.09% (B), 11/15/2034 (A)	1,825,000	1,704,215
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.84% (B), 07/15/2030 (A)	2,200,000	2,164,724
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.36% (B), 04/25/2035	123,744	117,874
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 0.59% (B), 02/25/2036	2,898,092	2,769,867
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 1.59% (B), 11/15/2036 (A)	9,000,000	9,016,831
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.34% (B), 11/15/2036 (A)	5,750,000	5,762,560
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class C,
3.90%, 05/10/2036 (A)	2,380,000	2,521,443
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	57,181	60,209
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	26,677	26,984
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	560,764	576,827
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.77% (B), 11/15/2038 (A)	5,700,000	5,705,266
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,221,154
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,050,461
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.39% (B), 12/15/2031 (A)	5,895,200	5,895,198

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.24% (B), 12/27/2036 (A)	$ 440,753	$ 439,492
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	8,934,093	9,173,252
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	7,996,894	7,937,297
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	3,218,547	3,281,556
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A) (K)	5,800,000	5,926,470
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 1.79% (B), 07/15/2038 (A)	3,115,000	3,130,614
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	8,306,770
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.73% (B), 12/15/2036 (A)	6,222,000	6,221,938
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,368,050
Series 2020-UPTN, Class C,
3.25%, 02/10/2037 (A)	6,318,000	6,620,679
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	2,001,058
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,707,475
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,574,461
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 0.21% (B), 05/25/2037	181,284	108,563
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.69% (B), 11/15/2036 (A)	2,912,454	2,913,368
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	2,006,008
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.14% (B), 08/25/2037	703,596	605,965
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.50%, 1.59% (B), 01/15/2033 (A)	3,835,000	3,843,547
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	538,250
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,775,102

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 1.79% (B), 11/15/2036 (A)	$ 3,033,000	$ 3,034,779
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.03% (B), 03/25/2036	1,010,791	776,596
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	913,276	940,962
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	6,789,258	7,170,148
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.49% (B), 07/15/2035 (A)	2,015,000	2,015,582
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
2.80% (B), 11/21/2035 (A)	347,233	348,956
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.27% (B), 10/15/2037 (A)	1,375,000	1,377,136
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.74% (B), 10/15/2037 (A)	5,710,000	5,720,647
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	501,635	531,625
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,863,793	1,998,102
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	8,478,250	9,093,496
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	827,479	891,529
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	572,601	610,490
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	3,466,295	3,587,583
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	2,135,950	2,252,527
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	5,705,657	6,138,070
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,012,497	4,231,140
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	6,314,498	6,581,269
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	5,475,419	5,789,212
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	3,843,081	4,029,569
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 0.63% (B), 02/25/2046	3,004,526	1,903,256
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 0.30% (B), 06/25/2037	172,565	168,884
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	1,674,766	1,745,079

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.50%, 1.60% (B), 11/11/2034 (A)	$ 1,405,489	$ 1,405,548
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	10,044,121	10,408,798
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.34% (B), 11/15/2030 (A)	4,000,000	4,072,576

Total Mortgage-Backed Securities (Cost $277,336,622)		278,831,517

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.6%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	556,158	103,978
Uniform Mortgage-Backed Security
2.00%, TBA (C)	12,816,000	13,064,810
2.50%, TBA (C)	22,459,000	23,382,802
3.00%, TBA (C)	6,414,000	6,722,172
3.50%, TBA (C)	3,708,000	3,929,756

Total U.S. Government Agency Obligations (Cost $47,579,158)		47,203,518

U.S. GOVERNMENT OBLIGATIONS - 14.5%
U.S. Treasury - 13.4%
U.S. Treasury Bond
1.25%, 05/15/2050	15,280,000	13,001,728
1.88%, 02/15/2051	4,857,000	4,816,778
2.00%, 02/15/2050	10,116,000	10,317,135
2.25%, 05/15/2041 - 08/15/2049	23,088,900	24,762,271
2.50%, 05/15/2046	9,450,000	10,601,719
2.75%, 08/15/2042 (D)	21,601,000	25,095,974
2.75%, 08/15/2047 - 11/15/2047	22,740,000	26,786,120
2.88%, 11/15/2046 - 05/15/2049	17,580,200	21,257,105
3.00%, 08/15/2048 - 02/15/2049	11,481,000	14,196,777
3.13%, 05/15/2048	1,568,000	1,978,008
3.50%, 02/15/2039	6,104,000	7,844,594
4.50%, 02/15/2036 (D)	14,521,000	20,378,182
U.S. Treasury Note
0.63%, 05/15/2030 - 08/15/2030	26,033,900	24,780,589
0.75%, 04/30/2026	17,929,000	18,000,436
0.88%, 06/30/2026	1,075,300	1,084,793
1.13%, 02/15/2031 (D)	3,167,000	3,137,309
1.63%, 05/15/2031 (D)	12,798,700	13,252,654

		241,292,172

U.S. Treasury Inflation-Protected Securities - 1.1%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	12,798,177	15,078,519
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	4,561,866	5,175,520

		20,254,039

Total U.S. Government Obligations (Cost $246,151,709)		261,546,211

Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCK - 0.1%
Building Products - 0.1%
AMH New Finance, Inc. (K) (L) (M)	316,065	$ 2,417,897

Total Common Stock (Cost $1,684,626)		2,417,897

PREFERRED STOCK - 0.0% (I)
Banks - 0.0% (I)
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 5.94% (B) (D) (H)	5,379	143,243

Total Preferred Stock (Cost $141,352)		143,243

	Principal	Value

COMMERCIAL PAPER - 2.4%
Banks - 1.3%
Concord Minutemen Capital Co. LLC
0.09% (N), 08/09/2021	$ 700,000	699,983
Lloyds Bank PLC
0.12% (N), 08/30/2021	11,000,000	10,999,147
Macquarie Bank Ltd.
0.09% (N), 09/07/2021	4,050,000	4,049,491
National Australia Bank Ltd.
0.12% (N), 08/04/2021	1,400,000	1,399,984
Societe Generale SA
0.14% (N), 08/16/2021	5,163,000	5,162,839
Sumitomo Mitsui Banking Corp.
0.09% (N), 10/28/2021	500,000	499,888

		22,811,332

Diversified Financial Services - 0.2%
Alpine Securitization LLC
0.15% (N), 08/02/2021	700,000	699,995
Gotham Funding Corp.
0.08% (N), 10/12/2021	500,000	499,877
Sheffield Receivables Co. LLC
0.14% (N), 08/02/2021	1,937,000	1,936,985

		3,136,857

	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 0.9%
Britannia Funding Co. LLC
0.15% (N), 09/16/2021	$ 17,000,000	$ 16,997,008

Total Commercial Paper (Cost $42,944,617)		42,945,197

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill
0.02% (N), 09/09/2021 (D)	3,993,000	3,992,821

Total Short-Term U.S. Government Obligation (Cost $3,992,911)		3,992,821

	Shares	Value

OTHER INVESTMENT COMPANY - 2.1%
Securities Lending Collateral - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (N)	37,467,383	37,467,383

Total Other Investment Company (Cost $37,467,383)		37,467,383

	Principal	Value

REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.00% (N), dated 07/30/2021, to be repurchased at $13,144,588 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $13,407,547.	$ 13,144,588	13,144,588

Total Repurchase Agreement (Cost $13,144,588)		13,144,588

Total Investments (Cost $1,825,159,549)		1,888,620,152
Net Other Assets (Liabilities) - (4.7)%		(84,937,969)

Net Assets - 100.0%		$ 1,803,682,183

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	09/21/2021	$185,385	$199,531	$14,146	$—

Transamerica Funds	Page 12

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$247,882,728	$—	$247,882,728
Corporate Debt Securities	—	924,520,648	—	924,520,648
Foreign Government Obligations	—	14,612,458	—	14,612,458
Loan Assignments	—	13,911,943	—	13,911,943
Mortgage-Backed Securities	—	278,831,517	—	278,831,517
U.S. Government Agency Obligations	—	47,203,518	—	47,203,518
U.S. Government Obligations	—	261,546,211	—	261,546,211
Common Stock	—	—	2,417,897	2,417,897
Preferred Stock	143,243	—	—	143,243
Commercial Paper	—	42,945,197	—	42,945,197
Short-Term U.S. Government Obligation	—	3,992,821	—	3,992,821
Other Investment Company	37,467,383	—	—	37,467,383
Repurchase Agreement	—	13,144,588	—	13,144,588

Total Investments	$37,610,626	$1,848,591,629	$2,417,897	$1,888,620,152

Other Financial Instruments
Futures Contracts (Q)	$14,146	$—	$—	$14,146

Total Other Financial Instruments	$14,146	$—	$—	$14,146

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $920,172,428, representing 51.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $71,906,293, collateralized by cash collateral of $37,467,383 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $35,909,909. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $3,892,755, representing 0.2% of the Fund’s net assets.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2021, the value of this security is $563,305, representing less than 0.1% of the Fund’s net assets.

Transamerica Funds	Page 13

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Sysco Corp. 5.95%, 04/01/2030	03/30/2020 - 10/13/2020	$2,399,225	$2,936,640	0.2%
Foreign Government Obligations	Mongolia Government International Bond 5.63%, 05/01/2023	10/25/2017	253,000	265,650	0.0	(I)
Preferred Stock	GMAC Capital Trust I Series 2, 3-Month LIBOR + 5.79%, 5.94%	03/27/2019 - 03/28/2019	141,352	143,243	0.0	(I)

Total			$2,793,577	$3,345,533	0.2%

(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2021; the maturity dates disclosed are the ultimate maturity dates.
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $8,344,367, representing 0.5% of the Fund’s net assets.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	Non-income producing security.
(N)	Rates disclosed reflect the yields at July 31, 2021.
(O)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Fund.
(Q)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 14

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica Bond

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 16